SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary of calculation of basic and diluted net income (loss) per common share
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Year Ended December 31,
	2022	2021
Net loss	$(14,129,101)	$(9,383,975)
Dividends on preferred stock	(3,188,445)	(2,856,048)

Net loss available to common stockholders used in basic and diluted EPS	$(17,317,546)	$(12,240,023)

Weighted average number of common shares used in basic and diluted EPS	10,590,335	9,973,846
Net loss per common share - basic and diluted	$(1.64)	$(1.23)

Tailwind Acquisition Corp.
Summary of reconciliation of common stock subject to possible redemption
At December 31, 2022 and 2021, the Class A common stock reflected in the consolidated balance sheets is reconciled in the following table:

Class A Common stock subject to possible redemption as of January 1, 2021 and December 31, 2021	$334,215,700
Less:
Redemption of Class A common stock on September 7, 2022	(302,873,885)
Redemption of Class A common stock on December 27, 2022	(29,554,443)
Plus:
Accretion of carrying value to redemption value	1,416,561

Class A Common stock subject to possible redemption as of December 31, 2022	$3,203,933

Summary of calculation of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income	$8,270,969	$2,870,440	$14,231,590	$3,557,898
Denominator:
Basic and diluted weighted average shares outstanding	24,043,507	8,355,393	33,421,570	8,355,393

Basic and diluted net income per common stock	$0.34	$0.34	$0.43	$0.43